Stockholders' Equity (Schedule of Valuation Assumptions for Equity Compensation Plans) (Details) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 04, 2012 Direct Response Consultant [Member]	Sep. 30, 2012 Direct Response Consultant [Member]	Sep. 30, 2012 Direct Response Consultant [Member]
Stockholders Equity Note [Line Items]
Services valuation used					Black Scholes
Shares issued for services, shares					30,000
Exercise price					$ 0.87
Volatility					185.00%
Risk-free interest rate					0.68%
Expected dividend yield					0.00%
Expected life (years)					5
Share based compensation	$ 135,108	$ 123,426	$ 356,702	$ 560,880	$ 25,100	$ 53,616	$ 135,108